Schedule of Investments PIMCO Global StocksPLUS® & Income Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL		MARKET
	AMOUNT		VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 182.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.6%

Bausch Health Cos., Inc.
5.231% (LIBOR03M + 2.750%) due 11/27/2025 ~		$19	$19
CityCenter Holdings LLC
4.749% (LIBOR03M + 2.250%) due 04/18/2024 ~		40	39
Concordia International Corp.
7.993% (LIBOR03M + 5.500%) due 09/06/2024 ~		900	853
Diamond Resorts Corp.
6.249% (LIBOR03M + 3.750%) due 09/02/2023 «~		616	584
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		100	94
Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~		100	93
Financial & Risk U.S. Holdings, Inc.
6.249% (LIBOR03M + 3.750%) due 10/01/2025 ~		221	215
Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021		94	94
Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~		98	96
iHeartCommunications, Inc.
TBD% due 01/30/2020		1,567	1,122
IRB Holding Corp.
5.739% (LIBOR03M + 3.250%) due 02/05/2025 ~		149	146
McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/12/2025 ~		200	192
MH Sub LLC
6.236% (LIBOR03M + 3.750%) due 09/13/2024 ~		20	19
Multi Color Corp.
4.499% (LIBOR03M + 2.000%) due 10/31/2024 «~		3	3
NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 «~		10	9
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~		1,265	1,179
Pacific Gas & Electric Co.
7.500% due 02/22/2049 ^(e)		206	179
PetSmart, Inc.
5.490% (LIBOR03M + 3.000%) due 03/11/2022 ~		20	18
Sequa Mezzanine Holdings LLC
7.776% (LIBOR03M + 5.000%) due 11/28/2021 ~		39	39
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~		420	412
Syniverse Holdings, Inc.
7.484% (LIBOR03M + 5.000%) due 03/09/2023 ~		677	622
Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024 ~		505	477
West Corp.
6.629% (LIBOR03M + 4.000%) due 10/10/2024 ~		9	8
Westmoreland Coal Co.
4.522% - 10.913% (LIBOR03M + 8.250%) due 05/21/2019 «~		391	395
Total Loan Participations and Assignments (Cost $7,184)			6,907

CORPORATE BONDS & NOTES 44.6%

BANKING & FINANCE 22.1%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~(m)		1,000	550
Ambac Assurance Corp.
5.100% due 06/07/2020		13	18
Ambac LSNI LLC
7.592% due 02/12/2023 •(m)		142	144
Ardonagh Midco PLC
8.375% due 07/15/2023 (m)	GBP	1,870	2,124
Athene Holding Ltd.
4.125% due 01/12/2028		$10	10
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		26	27
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		24	24
5.000% due 04/20/2048		14	14
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)(m)	EUR	400	461
Barclays Bank PLC
14.000% due 06/15/2019 •(i)	GBP	100	134

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

Barclays PLC
6.500% due 09/15/2019 •(i)(j)(m)	EUR	600	681
7.875% due 09/15/2022 •(i)(j)(m)	GBP	1,250	1,704
Brookfield Finance, Inc.
3.900% due 01/25/2028		$18	17
4.700% due 09/20/2047		16	15
CBL & Associates LP
5.950% due 12/15/2026		10	7
Credit Agricole S.A.
7.875% due 01/23/2024 •(i)(j)		200	215
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	6	6
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$50	50
6.750% due 03/15/2022		90	92
HSBC Bank PLC
6.330% due 05/23/2023		1,100	1,136
HSBC Holdings PLC
6.000% due 09/29/2023 •(i)(j)	EUR	200	250
Hunt Cos., Inc.
6.250% due 02/15/2026		$6	6
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021 (m)		2,430	2,510
iStar, Inc.
4.625% due 09/15/2020		3	3
5.250% due 09/15/2022		4	4
Jefferies Finance LLC
7.500% due 04/15/2021 (m)		967	986
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		14	14
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(i)(j)(m)	GBP	1,600	2,208
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$1,400	1,403
MetLife, Inc.
5.875% due 03/15/2028 •(i)		2	2
Nationstar Mortgage LLC
6.500% due 07/01/2021 (m)		138	138
Navient Corp.
5.875% due 03/25/2021 (m)		531	550
6.500% due 06/15/2022		16	17
Newmark Group, Inc.
6.125% due 11/15/2023		12	12
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		10	10
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		1,100	1,076
Provident Funding Associates LP
6.375% due 06/15/2025		6	5
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		1,730	1,767
8.000% due 08/10/2025 •(i)(j)(m)		300	322
8.625% due 08/15/2021 •(i)(j)(m)		200	213
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	450	595
7.375% due 06/24/2022 •(i)(j)(m)		1,100	1,479
Societe Generale S.A.
7.375% due 10/04/2023 •(i)(j)(m)		$200	199
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (i)	EUR	140	184
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)		$182	49
UniCredit SpA
7.830% due 12/04/2023 (m)		730	814
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	573	825
WeWork Cos., Inc.
7.875% due 05/01/2025		$14	13
			23,083
INDUSTRIALS 16.9%

Air Canada Pass-Through Trust
3.700% due 07/15/2027		4	4
Altice Financing S.A.
7.500% due 05/15/2026 (m)		800	794
Altice France S.A.
7.375% due 05/01/2026 (m)		1,327	1,304
Associated Materials LLC
9.000% due 01/01/2024 (m)		680	671
Bausch Health Americas, Inc.
8.500% due 01/31/2027		8	9
Bombardier, Inc.
7.875% due 04/15/2027		40	41
Charter Communications Operating LLC
4.200% due 03/15/2028		21	21

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		10	10
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		265	272
9.250% due 02/15/2024 (m)		959	1,019
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		6	6
CommScope Finance LLC
5.500% due 03/01/2024		14	14
8.250% due 03/01/2027		2	2
Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		702	694
6.250% due 03/31/2023 (m)		1,547	1,458
8.000% due 03/15/2026		72	69
8.625% due 01/15/2024 (m)		106	106
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^«(e)		470	0
DAE Funding LLC
5.750% due 11/15/2023 (m)		100	103
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (m)		262	263
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (m)		1,170	1,185
EI Group PLC
6.875% due 05/09/2025	GBP	10	14
Envision Healthcare Corp.
8.750% due 10/15/2026 (m)		$382	341
Exela Intermediate LLC
10.000% due 07/15/2023		23	24
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		284	268
6.875% due 03/01/2026 (m)		312	291
7.000% due 02/15/2021		31	32
Fresh Market, Inc.
9.750% due 05/01/2023 (m)		1,200	906
Full House Resorts, Inc.
8.575% due 01/31/2024 «		100	99
General Electric Co.
3.100% due 01/09/2023		42	42
5.000% due 01/21/2021 •(i)		29	27
5.875% due 01/14/2038		2	2
6.150% due 08/07/2037		2	2
6.875% due 01/10/2039		32	38
HCA, Inc.
7.500% due 11/15/2095 (m)		300	307
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		13	13
Huntsman International LLC
4.500% due 05/01/2029		8	8
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		86	61
9.000% due 03/01/2021 ^(e)		1,052	747
9.000% due 09/15/2022 ^(e)		1,073	767
11.250% due 03/01/2021 ^(e)		75	53
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		35	31
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (m)		300	268
8.500% due 10/15/2024		22	22
9.750% due 07/15/2025		23	23
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(m)		2,113	1,906
8.125% due 06/01/2023		54	38
Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		300	392
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (m)		134	105
Metinvest BV
8.500% due 04/23/2026 (m)		200	197
Micron Technology, Inc.
5.327% due 02/06/2029		28	29
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/29/2019 (h)(i)		322	3
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		58	55
Par Pharmaceutical, Inc.
7.500% due 04/01/2027		21	21
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		28	28
5.250% due 08/15/2022		3	3
5.500% due 02/15/2024		8	8
Petroleos Mexicanos
6.500% due 03/13/2027		50	50
6.750% due 09/21/2047		10	9
PetSmart, Inc.
5.875% due 06/01/2025		22	19

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

Platin GmbH
6.875% due 06/15/2023	EUR	100	110
QVC, Inc.
5.950% due 03/15/2043 (m)		$200	186
Radiate Holdco LLC
6.875% due 02/15/2023		10	10
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		2	2
Sands China Ltd.
5.400% due 08/08/2028 (m)		162	170
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		6	6
Spanish Broadcasting System, Inc.
12.500% due 04/20/2049 ^(e)		479	495
Sunoco LP
4.875% due 01/15/2023		12	12
T-Mobile USA, Inc.
4.750% due 02/01/2028		5	5
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022 (m)	EUR	100	115
Transocean Pontus Ltd.
6.125% due 08/01/2025		$26	27
Triumph Group, Inc.
4.875% due 04/01/2021		18	18
5.250% due 06/01/2022		4	4
Univision Communications, Inc.
5.125% due 05/15/2023		38	36
5.125% due 02/15/2025		36	34
Vale Overseas Ltd.
6.250% due 08/10/2026		22	24
6.875% due 11/21/2036		16	18
6.875% due 11/10/2039		6	7
ViaSat, Inc.
5.625% due 09/15/2025		18	17
5.625% due 04/15/2027		11	11
VOC Escrow Ltd.
5.000% due 02/15/2028		12	12
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(e)(m)		1,755	816
Wyndham Destinations, Inc.
3.900% due 03/01/2023		12	12
5.750% due 04/01/2027 (m)		155	154
			17,595

UTILITIES 5.6%

AT&T, Inc.
4.900% due 08/15/2037		72	73
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 (m)		192	190
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (d)		444	276
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 (m)		1,291	1,236
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 (d)		623	159
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)(m)		108	96
2.950% due 03/01/2026 ^(e)(m)		127	112
3.250% due 09/15/2021 ^(e)		38	35
3.250% due 06/15/2023 ^(e)		73	66
3.300% due 03/15/2027 ^(e)		116	102
3.400% due 08/15/2024 ^(e)(m)		64	58
3.500% due 10/01/2020 ^(e)		73	68
3.500% due 06/15/2025 ^(e)(m)		120	107
3.750% due 02/15/2024 ^(e)(m)		43	39
3.750% due 08/15/2042 ^(e)		2	2
3.850% due 11/15/2023 ^(e)(m)		10	9
4.250% due 05/15/2021 ^(e)		30	28
4.300% due 03/15/2045 ^(e)		18	15
4.500% due 12/15/2041 ^(e)		37	32
4.600% due 06/15/2043 ^(e)		4	3
4.650% due 08/01/2028 ^(e)		100	93
4.750% due 02/15/2044 ^(e)		26	23
5.125% due 11/15/2043 ^(e)		90	82
5.400% due 01/15/2040 ^(e)		4	4
5.800% due 03/01/2037 ^(e)		89	87
6.050% due 03/01/2034 ^(e)		11	11
6.250% due 03/01/2039 ^(e)		15	15
6.350% due 02/15/2038 ^(e)		6	6
Petrobras Global Finance BV
5.750% due 02/01/2029		42	42
5.999% due 01/27/2028		20	20
6.850% due 06/05/2115 (m)		150	146
7.375% due 01/17/2027 (m)		161	178

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

Rio Oil Finance Trust
9.250% due 07/06/2024 (m)	1,460	1,595
Southern California Edison Co.
5.750% due 04/01/2035	2	2
6.650% due 04/01/2029	4	4
Sprint Communications, Inc.
7.000% due 08/15/2020 (m)	750	776
Transocean Poseidon Ltd.
6.875% due 02/01/2027	20	21
		5,811
Total Corporate Bonds & Notes (Cost $47,423)		46,489

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

DISH Network Corp.
3.375% due 08/15/2026	600	511
Total Convertible Bonds & Notes (Cost $600)		511

MUNICIPAL BONDS & NOTES 2.3%

ILLINOIS 0.2%

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	40	45
7.750% due 01/01/2042	70	87
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	10	11
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	35	34
		183

WEST VIRGINIA 2.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	8,800	553
7.467% due 06/01/2047	1,620	1,620
		2,173
Total Municipal Bonds & Notes (Cost $2,221)		2,356

U.S. GOVERNMENT AGENCIES 44.4%

Fannie Mae
3.500% due 03/01/2048	479	487
3.565% due 03/25/2037 •(a)	300	40
3.665% due 11/25/2039 •(a)	258	37
3.815% due 01/25/2038 •(a)	376	54
3.895% due 03/25/2037 •(a)	331	46
3.915% due 12/25/2037 •(a)	389	44
3.925% due 06/25/2037 •(a)	128	12
3.965% due 04/25/2037 •(a)(m)	836	137
4.115% due 11/25/2035 •(a)	111	12
4.310% due 11/25/2036 (m)	1,633	277
4.715% due 02/25/2037 •(a)	287	42
6.036% due 07/25/2029 •	170	183
7.000% due 12/25/2023	68	73
7.500% due 06/01/2032	40	42
7.800% due 06/25/2026 ~	2	2
8.236% due 07/25/2029 •	220	258
10.605% due 12/25/2042 ~	61	69
10.720% due 08/25/2022 •	62	70
Fannie Mae, TBA
3.500% due 05/01/2049	36,000	36,475
4.000% due 04/01/2049	5,500	5,658
Freddie Mac
0.000% due 04/25/2045 - 02/25/2046 (b)(h)(m)	1,461	1,304
0.100% due 02/25/2046 (a)	15,911	22
0.200% due 04/25/2045 (a)	154	0
0.661% due 10/25/2020 ~(a)	9,738	77
3.956% due 03/15/2037 •(a)	596	96
4.086% due 09/15/2036 •(a)	355	53
4.096% due 09/15/2036 •(a)(m)	783	128
7.000% due 08/15/2023	3	3
7.636% due 10/25/2029 •	500	567
Total U.S. Government Agencies (Cost $45,806)		46,268

NON-AGENCY MORTGAGE-BACKED SECURITIES 32.0%

Banc of America Alternative Loan Trust
11.472% due 09/25/2035 ^•(m)	1,226	1,449
Banc of America Funding Trust
3.714% due 12/20/2034 ~	334	273

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

4.850% due 03/20/2036 ~	468	454
5.846% due 01/25/2037 ^~	186	183
Banc of America Mortgage Trust
6.000% due 07/25/2046 ^	2	2
Bear Stearns Adjustable Rate Mortgage Trust
4.195% due 07/25/2036 ^~	226	211
Bear Stearns ALT-A Trust
3.539% due 04/25/2035 ~	169	153
4.183% due 11/25/2035 ^~	133	116
4.262% due 09/25/2035 ^~	119	98
Bear Stearns Commercial Mortgage Securities Trust
5.439% due 02/11/2041 ~	215	214
5.740% due 04/12/2038 ~	40	40
Bear Stearns Structured Products, Inc. Trust
3.745% due 12/26/2046 ^~	301	276
4.335% due 01/26/2036 ^~	645	583
BRAD Resecuritization Trust
2.188% due 03/12/2021 «	1,526	52
6.550% due 03/12/2021 «	285	286
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^Ø	300	251
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~	29	18
CD Mortgage Trust
5.688% due 10/15/2048	1,471	860
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.786% due 08/25/2035 •	91	91
3.166% due 10/25/2034 •	7	7
Citigroup Commercial Mortgage Trust
5.541% due 12/10/2049 ~	917	527
Citigroup Mortgage Loan Trust
4.328% due 11/25/2035 ~	1,772	1,390
5.005% due 03/25/2037 ^~(m)	403	343
Commercial Mortgage Loan Trust
5.953% due 12/10/2049 ~	1,637	1,068
Commercial Mortgage Trust
0.132% due 10/10/2046 ~(a)	77,000	487
6.128% due 07/10/2046 ~(m)	760	779
Countrywide Alternative Loan Trust
2.726% due 12/25/2046 ^•	124	86
2.836% due 05/25/2036 ^•(m)	1,638	812
3.146% due 10/25/2035 •(m)	709	587
3.680% due 10/25/2035 ^~	136	117
4.465% due 02/25/2037 ^~	156	152
4.665% due 07/25/2036 •(a)	1,155	327
5.500% due 08/25/2034 (m)	382	382
5.500% due 02/25/2036 ^	21	19
6.250% due 09/25/2034	62	62
6.500% due 08/25/2036 ^	1,311	815
12.965% due 07/25/2035 •(m)	835	990
Countrywide Home Loan Mortgage Pass-Through Trust
2.726% due 03/25/2036 •	169	163
3.266% due 02/25/2035 •	96	94
3.445% due 03/25/2037 ^~	337	285
3.863% due 10/20/2035 ^~	118	103
3.907% due 10/20/2035 ~	305	271
3.923% due 08/25/2034 ~	149	146
4.088% due 10/20/2035 ^~	128	119
4.592% due 02/20/2036 ^•	251	35
5.500% due 08/25/2035 ^	25	22
Credit Suisse Commercial Mortgage Trust
5.646% due 02/15/2039 ~	33	33
5.869% due 09/15/2040 ~(m)	413	315
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	223	192
DBUBS Mortgage Trust
4.652% due 11/10/2046	700	581
First Horizon Alternative Mortgage Securities Trust
4.224% due 11/25/2036 ^~(m)	335	272
First Horizon Mortgage Pass-Through Trust
4.683% due 01/25/2037 ^~(m)	494	442
GCCFC Commercial Mortgage Trust
5.371% due 03/10/2039 ~	313	146
GE Commercial Mortgage Corp. Trust
5.439% due 12/10/2049 ~(m)	312	282
GS Mortgage Securities Trust
5.622% due 11/10/2039	182	157
GSR Mortgage Loan Trust
4.480% due 04/25/2035 ~	223	224
4.762% due 05/25/2035 ~	65	60
5.500% due 06/25/2036 ^	7	16
HarborView Mortgage Loan Trust
3.082% due 04/19/2034 •	16	15
3.576% due 11/19/2034 ~	101	91
4.354% due 08/19/2036 ^~	14	13
4.961% due 02/25/2036 ^~	26	17

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

HSI Asset Loan Obligation Trust
4.513% due 01/25/2037 ^~		273	244
IndyMac Mortgage Loan Trust
2.756% due 06/25/2037 ^•		1,076	1,018
3.046% due 03/25/2035 •		23	23
3.330% due 06/25/2037 ^~(m)		531	462
JPMBB Commercial Mortgage Securities Trust
0.280% due 11/15/2045 ~(a)		76,047	1,012
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		694	420
JPMorgan Mortgage Trust
4.572% due 04/25/2037 ^~(m)		579	499
5.500% due 01/25/2036 ^		51	42
5.500% due 06/25/2037 ^		19	20
MASTR Adjustable Rate Mortgages Trust
4.173% due 10/25/2034 ~		134	124
4.390% due 11/25/2035 ^~		585	475
Merrill Lynch Alternative Note Asset Trust
2.556% due 01/25/2037 •		812	396
Morgan Stanley Capital Trust
6.118% due 06/11/2049 ~		65	65
Motel 6 Trust
9.410% due 08/15/2019 •(m)		1,443	1,467
Opteum Mortgage Acceptance Corp. Trust
2.756% due 07/25/2036 •		258	154
Prime Mortgage Trust
4.065% due 11/25/2036 •(a)		2,246	110
Provident Funding Mortgage Loan Trust
4.485% due 10/25/2035 ~		55	56
RBSSP Resecuritization Trust
5.000% due 09/26/2036 ~		1,871	1,696
Residential Accredit Loans, Inc. Trust
4.617% due 12/26/2034 ^~		187	157
4.960% due 01/25/2036 ^~(m)		703	634
6.000% due 09/25/2035 ^(m)		380	249
6.000% due 08/25/2036 ^		232	212
Residential Asset Mortgage Products Trust
7.500% due 12/25/2031		76	77
Structured Adjustable Rate Mortgage Loan Trust
3.797% due 05/25/2035 ^•(m)		1,551	1,314
3.893% due 09/25/2036 ^~		291	226
3.961% due 04/25/2036 ^~		324	273
4.263% due 01/25/2036 ^~		339	254
4.296% due 09/25/2035 ~		75	66
Structured Asset Mortgage Investments Trust
2.716% due 02/25/2036 •		391	349
2.766% due 02/25/2036 ^•		281	266
SunTrust Adjustable Rate Mortgage Loan Trust
4.611% due 01/25/2037 ^~		91	85
Theat Extension Fee
4.190% due 12/15/2024	GBP	19	0
Theatre Hospitals PLC
3.928% due 10/15/2031 •(m)		954	1,160
WaMu Mortgage Pass-Through Certificates Trust
3.710% due 12/25/2036 ^~(m)		$373	367
3.943% due 07/25/2037 ^~		99	92
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 03/25/2037 ^		168	164
Wells Fargo-RBS Commercial Mortgage Trust
0.275% due 12/15/2046 ~(a)		30,000	417
Total Non-Agency Mortgage-Backed Securities (Cost $29,518)			33,299

ASSET-BACKED SECURITIES 18.9%

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	250	227
Apidos CLO
0.000% due 07/22/2026 «~		$500	0
Avoca CLO DAC
0.000% due 07/15/2032 ~(c)	EUR	1,000	1,021
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^(m)		$595	384
15.326% due 03/25/2036 ^•(m)		1,710	1,586
Belle Haven ABS CDO Ltd.
3.045% due 07/05/2046 •		34,966	98
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~		1,421	496
California Republic Auto Receivables Trust
0.000% due 04/15/2025 «(h)		1,400	1,308
Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		1,700	1,271
Carlyle Global Market Strategies Euro CLO DAC
0.000% due 01/25/2032 ~	EUR	300	288
Carlyle Global Market Strategies Euro CLO Ltd.
0.000% due 04/15/2027 ~		900	747

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

Carlyle U.S. CLO Ltd.
0.000% due 10/15/2031 ~		$600	532
Carrington Mortgage Loan Trust
2.636% due 08/25/2036 •		88	78
Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(h)		1	648
Citigroup Mortgage Loan Trust
2.646% due 12/25/2036 •(m)		1,529	1,021
2.646% due 01/25/2037 •		179	110
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		400	231
Countrywide Asset-Backed Certificates
3.586% due 09/25/2034 •		74	73
EMC Mortgage Loan Trust
3.426% due 05/25/2039 •		100	99
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		1	177
Lehman XS Trust
4.734% due 05/25/2037 ^Ø		121	119
Marlette Funding Trust
0.000% due 12/15/2028 «(h)		1,851	769
0.000% due 04/16/2029 «(h)		2	611
Morgan Stanley ABS Capital, Inc. Trust
2.546% due 05/25/2037 •		86	75
Residential Asset Mortgage Products Trust
5.572% due 06/25/2032 ~		55	55
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		1	1,060
0.000% due 10/15/2048 «(h)		2	1,575
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(h)		10	538
Soundview Home Loan Trust
2.546% due 11/25/2036 •		186	79
South Coast Funding Ltd.
3.055% due 01/06/2041 •		455	128
3.055% due 01/06/2041 •(m)		12,813	3,612
Structured Asset Securities Corp. Mortgage Loan Trust
2.786% due 06/25/2035 •		239	234
Symphony CLO Ltd.
7.397% due 07/14/2026 •		400	379
Washington Mutual Asset-Backed Certificates Trust
2.546% due 10/25/2036 •		103	50
Total Asset-Backed Securities (Cost $22,617)			19,679

SOVEREIGN ISSUES 5.7%

Argentina Government International Bond
3.380% due 12/31/2038 Ø(m)	EUR	760	487
7.820% due 12/31/2033 (m)		1,267	1,242
7.820% due 12/31/2033		80	77
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	400	9
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		13,063	293
49.153% (BADLARPP) due 10/04/2022 ~		132	5
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		29,159	750
Peru Government International Bond
5.940% due 02/12/2029	PEN	345	110
6.350% due 08/12/2028		644	210
Provincia de Buenos Aires
0.000% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	49,550	1,038
Republic of Greece Government International Bond
3.000% due 02/24/2023 Ø	EUR	33	39
3.000% due 02/24/2024 Ø		33	39
3.000% due 02/24/2025 Ø		33	39
3.000% due 02/24/2026 Ø		33	38
3.000% due 02/24/2027 Ø		33	38
3.000% due 02/24/2028 Ø		33	38
3.000% due 02/24/2029 Ø		33	37
3.000% due 02/24/2030 Ø		33	37
3.000% due 02/24/2031 Ø		33	37
3.000% due 02/24/2032 Ø		33	36
3.000% due 02/24/2033 Ø		33	36
3.000% due 02/24/2034 Ø		33	36
3.000% due 02/24/2035 Ø		33	35
3.000% due 02/24/2036 Ø		33	35
3.000% due 02/24/2037 Ø		33	35
3.000% due 02/24/2038 Ø		33	34
3.000% due 02/24/2039 Ø		33	34
3.000% due 02/24/2040 Ø		33	34
3.000% due 02/24/2041 Ø		33	34
3.000% due 02/24/2042 Ø		33	34
4.750% due 04/17/2019		100	112
Turkey Government International Bond
4.625% due 03/31/2025 (m)		300	328
5.200% due 02/16/2026 (m)		100	111
7.625% due 04/26/2029 (m)		$400	397

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		50	15
8.250% due 10/13/2024 ^(e)		4	1
9.250% due 09/15/2027 ^(e)		62	20
Total Sovereign Issues (Cost $7,663)			5,930

		SHARES

COMMON STOCKS 1.7%

CONSUMER DISCRETIONARY 0.6%

Caesars Entertainment Corp. (f)		76,053	661

ENERGY 0.4%

Dommo Energia S.A. «(f)(k)		2,560,819	396
Dommo Energia S.A. SP - ADR «(f)		547	11
Forbes Energy Services Ltd. (f)(k)		5,475	18
			425

FINANCIALS 0.6%

Ardonagh Group Ltd. «(k)		431,831	661

INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(k)		100,456	32

UTILITIES 0.1%

Eneva S.A. (f)(k)		2,076	10
Eneva S.A. (k)		5,710	27
			37
Total Common Stocks (Cost $1,821)			1,816

WARRANTS 0.0%

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «		121,000	35
Total Warrants (Cost $0)			35

PREFERRED SECURITIES 5.1%

BANKING & FINANCE 3.1%

Nationwide Building Society
10.250%~		10,940	2,073
OCP CLO Ltd.
0.000% due 04/26/2028 (h)		1,400	1,175
			3,248
INDUSTRIALS 2.0%

Sequa Corp.
9.000%«		2,594	2,070
Total Preferred Securities (Cost $5,670)			5,318

REAL ESTATE INVESTMENT TRUSTS 2.6%

REAL ESTATE 2.6%
VICI Properties, Inc.		121,529	2,659
Total Real Estate Investment Trusts (Cost $1,780)			2,659

SHORT-TERM INSTRUMENTS 18.1%

REPURCHASE AGREEMENTS (l) 13.8%
			14,360

		PRINCIPAL
		AMOUNT
		(000s)

ARGENTINA TREASURY BILLS 0.1%

48.717% due 06/28/2019 (g)(h)	ARS	3,448	87

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

U.S. TREASURY BILLS 4.2%

2.423% due 04/11/2019 - 06/06/2019 (g)(h)(o)(q)	$4,362	4,350
Total Short-Term Instruments (Cost $18,804)		18,797
Total Investments in Securities (Cost $191,107)		190,064
Total Investments 182.5% (Cost $191,107)		$190,064
Financial Derivative Instruments (n)(p) (1.4)%(Cost or Premiums, net $(3,497))		(1,502)
Other Assets and Liabilities, net (80.2)%		(84,424)
Net Assets 100.0%		$104,138

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$579	$661	0.63%
Dommo Energia S.A.	12/26/2017	67	396	0.38
Eneva S.A.	12/21/2017	9	10	0.01
Eneva S.A.	03/25/2019	27	27	0.03
Forbes Energy Services Ltd.	03/11/2014 - 12/03/2014	241	18	0.02
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,076	1.03
Sierra Hamilton Holder LLC	07/31/2017	25	32	0.03
		$2,048	$2,220	2.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$1,060	U.S. Treasury Notes 1.125% due 06/30/2021	$(1,082)	$1,060	$1,060
NOM	3.000	03/29/2019	04/01/2019	13,300	U.S. Treasury Notes 2.375% due 03/15/2022	(13,579)	13,300	13,304
Total Repurchase Agreements						$(14,661)	$14,360	$14,364

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	1.100%	02/28/2019	05/28/2019	GBP	(1,054)	$(1,374)
	3.200	03/06/2019	06/06/2019		$(459)	(460)
	3.260	03/05/2019	06/05/2019		(418)	(419)
BRC	3.430	03/14/2019	06/14/2019		(473)	(474)
	3.765	01/25/2019	04/25/2019		(1,024)	(1,031)
	3.794	01/03/2019	04/03/2019		(284)	(287)
CIW	2.800	03/14/2019	04/12/2019		(363)	(363)
FOB	2.750	03/07/2019	04/08/2019		(741)	(742)
JML	(0.300)	02/14/2019	05/14/2019	EUR	(87)	(98)
	0.000	03/08/2019	04/08/2019		(1,255)	(1,408)
	0.900	02/14/2019	05/14/2019	GBP	(145)	(189)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

	0.950	02/14/2019	05/14/2019		(1,599)	(2,085)
	3.050	03/15/2019	04/15/2019		$(1,844)	(1,847)
MEI	2.900	03/18/2019	04/18/2019		(356)	(356)
MSB	4.083	02/05/2019	02/05/2020		(1,051)	(1,058)
NOM	3.150	02/26/2019	04/26/2019		(834)	(836)
RBC	3.760	01/22/2019	04/22/2019		(834)	(840)
	3.860	01/22/2019	04/22/2019		(404)	(407)
RTA	3.676	03/25/2019	09/25/2019		(979)	(980)
	3.682	03/27/2019	09/23/2019		(1,105)	(1,106)
	3.688	03/07/2019	09/09/2019		(1,151)	(1,154)
	3.732	03/27/2019	09/23/2019		(612)	(612)
	3.811	01/31/2019	07/31/2019		(1,143)	(1,150)
SAL	3.943	03/13/2019	06/13/2019		(2,394)	(2,399)
SOG	3.160	03/27/2019	06/27/2019		(2,157)	(2,158)
	3.250	02/21/2019	05/21/2019		(1,444)	(1,449)
	3.300	02/08/2019	05/08/2019		(1,166)	(1,172)
UBS	(0.250)	03/08/2019	04/08/2019	EUR	(872)	(978)
	(0.150)	03/08/2019	04/08/2019		(345)	(387)
	0.950	02/22/2019	05/22/2019	GBP	(2,383)	(3,106)
	1.725	01/28/2019	04/29/2019		(707)	(924)
	3.000	02/21/2019	TBD(3)		$(253)	(254)
	3.060	03/05/2019	06/05/2019		(660)	(661)
	3.060	03/12/2019	06/12/2019		(3,590)	(3,596)
	3.130	02/14/2019	05/14/2019		(1,989)	(1,997)
	3.140	02/13/2019	05/13/2019		(6,282)	(6,308)
	3.150	03/04/2019	06/04/2019		(1,528)	(1,532)
	3.210	01/25/2019	04/25/2019		(487)	(490)
	3.230	02/14/2019	05/14/2019		(323)	(324)
	3.280	02/14/2019	05/14/2019		(124)	(125)
	3.750	01/07/2019	04/08/2019		(2,881)	(2,906)
Total Reverse Repurchase Agreements						$(50,042)

(m)	Securities with an aggregate market value of $60,486 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(35,472) at a weighted average interest rate of 2.830%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME S&P 500 April 2019 Futures	$2,670.000	04/18/2019	72	$18	$180	$61
Total Purchased Options					$180	$61

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of		Premiums	Market
Description	Price	Date	Contracts	Notional Amount	(Received)	Value
Call - CME S&P 500 April 2019 Futures	$2,810.000	04/18/2019	72	$18	$(734)	$(882)
Total Written Options					$(734)	$(882)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	06/2019	368	$52,216	$1,107	$309	$0
Total Futures Contracts				$1,107	$309	$0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	13.021%	$1,910	$(77)	$(87)	$(164)	$7	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.274	100	(3)	4	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.920	100	(7)	8	1	0	0
						$(87)	$(75)	$(162)	$7	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	4,900	$369	$(103)	$266	$0	$(20)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		1,600	(285)	4	(281)	20	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$50,000	(137)	1,616	1,479	0	(96)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		82,200	(1,358)	(1,428)	(2,786)	179	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		26,500	(505)	(843)	(1,348)	68	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		5,700	(17)	530	513	0	(19)
Receive	6-Month EUR-EURIBOR	0.000	Annual	08/19/2021	EUR	86,100	(170)	(163)	(333)	37	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024		10,400	2	(107)	(105)	58	0
Receive	6-Month EUR-EURIBOR	0.270	Annual	09/11/2024		4,100	1	(44)	(43)	8	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		57,400	57	1,179	1,236	0	(220)
Receive	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		300	(1)	(16)	(17)	1	0
Receive	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		2,200	(19)	(31)	(50)	9	0
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		14,900	62	(800)	(738)	271	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	5,762	(41)	(151)	(192)	1	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		300	5	(19)	(14)	2	0
							$(2,037)	$(376)	$(2,413)	$654	$(355)
Total Swap Agreements							$(2,124)	$(451)	$(2,575)	$661	$(355)

(o)	Securities with an aggregate market value of $695 and cash of $8,751 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2019		$31	ARS	1,264	$0	$(2)
	04/2019		4,636	EUR	4,119	0	(15)
	05/2019	EUR	4,119		$4,648	15	0
	05/2019	JPY	9,200		83	0	0
BPS	04/2019	ARS	3,857		89	0	0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

	04/2019		$180	ARS	7,742	1	(6)
	05/2019	ARS	3,857		$83	0	(2)
	05/2019		$18	ARS	782	0	(1)
BRC	04/2019	MXN	21,362		$1,123	25	0
	05/2019		$1,118	MXN	21,362	0	(25)
CBK	04/2019	BRL	2,386		$612	3	0
	04/2019	GBP	4,498		5,924	66	0
	04/2019		$617	BRL	2,386	0	(8)
	04/2019		2,568	EUR	2,277	0	(14)
	04/2019		109	GBP	82	0	(2)
	04/2019		1,107	MXN	21,362	0	(8)
	05/2019	BRL	2,386		$616	8	0
DUB	04/2019	ARS	12,660		322	30	0
	04/2019		$292	ARS	12,661	0	0
FBF	04/2019	ARS	7,079		$178	15	0
	04/2019		$163	ARS	7,079	0	0
GLM	04/2019	ARS	17,586		$407	2	0
	04/2019		$404	ARS	17,586	2	0
	05/2019	ARS	17,350		$379	0	(3)
HUS	04/2019	PEN	695		209	0	(1)
	04/2019		$170	ARS	7,072	0	(9)
	05/2019		147		6,434	0	(7)
JPM	04/2019	BRL	2,386		$633	24	0
	04/2019	EUR	6,396		7,300	125	0
	04/2019		$612	BRL	2,386	0	(3)
	05/2019	JPY	9,500		$87	1	0
MSB	05/2019	ARS	39,836		938	61	0
RBC	04/2019	CAD	32		24	0	0
SCX	04/2019		$5,846	GBP	4,416	0	(95)
	05/2019	GBP	4,416		$5,855	95	0
SOG	05/2019		$1,129	RUB	74,943	6	0
Total Forward Foreign Currency Contracts						$479	$(201)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2049	$70.000	04/03/2019	8,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2049	72.500	04/03/2019	5,000	0	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	72.000	05/06/2019	5,000	0	0
Total Purchased Options					$1	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 6.250% due 07/25/2033	6.250%	Monthly	07/25/2033	$122	$0	$12	$12	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.8 Index	3.000%	Monthly	10/17/2057	$400	$(46)	$19	$0	$(27)
FBF	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(16)	9	0	(7)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	2,062	(410)	297	0	(113)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,200	(232)	76	0	(156)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	500	(25)	14	0	(11)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	100	(14)	(9)	0	(23)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(6)	(6)	0	(12)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(5)	1	0	(4)
MYC	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	700	(41)	(47)	0	(88)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	300	(13)	(1)	0	(14)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(12)	5	0	(7)
						$(820)	$358	$0	$(462)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month USD-LIBOR	0.330%	Annual	09/06/2024	EUR	81,700	$0	$189	$189	$0
MYC	Pay	3-Month USD-LIBOR	0.340	Annual	09/11/2024		11,300	0	27	27	0
	Pay	3-Month USD-LIBOR	3.850	Semi-Annual	07/13/2022		$75,000	0	880	880	0
								$0	$1,096	$1,096	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	NDDUEAFE Index	316	2.518% (3-Month USD- LIBOR less a specified spread)	Quarterly	08/14/2019	1,771	$0	$49	$49	$0
SOG	Receive	NDDUEAFE Index	8,666	2.637% (3-Month USD- LIBOR less a specified spread)	Maturity	08/08/2019	51,475	0	(2,269)	0	(2,269)
								$0	$(2,220)	$49	$(2,269)
Total Swap Agreements								$(820)	$(754)	$1,157	$(2,731)

(q)	Securities with an aggregate market value of $2,923 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,504	$1,403	$6,907
Corporate Bonds & Notes
Banking & Finance	0	22,007	1,076	23,083
Industrials	0	17,496	99	17,595
Utilities	0	5,811	0	5,811
Convertible Bonds & Notes
Industrials	0	511	0	511
Municipal Bonds & Notes
Illinois	0	183	0	183
West Virginia	0	2,173	0	2,173
U.S. Government Agencies	0	46,268	0	46,268
Non-Agency Mortgage-Backed Securities	0	32,961	338	33,299
Asset-Backed Securities	0	12,993	6,686	19,679
Sovereign Issues	0	5,930	0	5,930
Common Stocks
Consumer Discretionary	661	0	0	661
Energy	0	18	407	425
Financials	0	0	661	661
Industrials	0	0	32	32
Utilities	10	27	0	37
Warrants
Industrials	0	0	35	35
Preferred Securities
Banking & Finance	0	3,248	0	3,248
Industrials	0	0	2,070	2,070
Real Estate Investment Trusts
Real Estate	2,659	0	0	2,659
Short-Term Instruments
Repurchase Agreements	0	14,360	0	14,360
Argentina Treasury Bills	0	87	0	87
U.S. Treasury Bills	0	4,350	0	4,350

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2019 (Unaudited)

Total Investments	$3,330	$173,927	$12,807	$190,064

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	370	661	0	1,031
Over the counter	0	1,636	0	1,636

	$370	$2,297	$0	$2,667
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(882)	(355)	0	(1,237)
Over the counter	0	(2,932)	0	(2,932)

	$(882)	$(3,287)	$0	$(4,169)

Total Financial Derivative Instruments	$(512)	$(990)	$0	$(1,502)

Totals	$2,818	$172,937	$12,807	$188,562

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales/Settlement[s]	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$122	$902	$(2)	$1	$0	$(18)	$398	$0	$1,403	$(17)
Corporate Bonds & Notes
Banking & Finance	2,040	0	(900)	0	4	(68)	0	0	1,076	(66)
Industrials	96	0	0	0	0	3	0	0	99	3
Non-Agency Mortgage-Backed Securities	387	0	(27)	2	1	(25)	0	0	338	(25)
Asset-Backed Securities	1,405	6,444	(116)	26	(3)	(1,070)	0	0	6,686	(1,070)
Common Stocks Energy	842	0	(27)	0	15	(423)	0	0	407	(313)
Financials	684	0	0	0	0	(23)	0	0	661	(23)
Industrials	36	0	0	0	0	(4)	0	0	32	(4)
Warrants
Industrials	31	0	0	0	0	4	0	0	35	4
Preferred Securities
Industrials	2,011	309	0	0	0	(250)	0	0	2,070	(251)
Totals	$7,654	$7,655	$(1,072)	$29	$17	$(1,874)	$398	$0	$12,807	$(1,762)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,403	Third Party Vendor	Broker Quote		94.750 - 101.000
Corporate Bonds & Notes
Banking & Finance	1,076	Reference Instrument	Option Adjusted Spread		642.931 bps
Industrials	99	Reference Instrument	Yield		9.870
Non-Agency Mortgage-Backed Securities	338	Proxy Pricing	Base Price		3.375 - 99.375
Asset-Backed Securities	769	Other Valuation Techniques(2)	—		—
	5,917	Proxy Pricing	Base Price		0.010 - 106,916.100
Common Stocks
Energy	11	Other Valuation Techniques(2)	—		—
	396	Market Based Liquidity Discount	Liquidity Discount		23.400
Financials	661	Fundamental Valuation	Company Equity Value	GBP	861,000,000.000
Industrials	32	Other Valuation Techniques(2)	—		—
Warrants
Industrials	35	Other Valuation Techniques(2)	—		—
Preferred Securities
Industrials	2,070	Fundamental Valuation	Company Equity Value		$511,381,595.000
Total	$12,807

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

March 31, 2019 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)				(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RTA	RBC (Barbados) Trading Bank Corp.
CIW	CIBC World Markets Corp.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
FAR	Wells Fargo Bank National Association	MEI	Merrill Lynch International	SOG	Societe Generale Paris
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	JPY	Japanese Yen	RUB	Russian Ruble
CAD	Canadian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Asset-Backed Securities Index - Home
ABX.HE	Equity	CMBX	Commercial Mortgage-Backed Index	S&P 500	Standard & Poor’s 500 Index
ARLLMONP	Argentina Blended Policy Rate	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	NDDUEAFE	MSCI EAFE Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
ADR	American Depositary Receipt	DAC	Designated Activity Company	TBA	To-Be-Announced
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
Interest rate to be determined when loan
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	settles or at the time of funding
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind